Long-term debt - Narrative (Details)		12 Months Ended
	Jun. 27, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Accretion of deferred financing costs		$ 6,000,000.0	$ 3,100,000
Repayment of long-term debt		215,750,000	$ 322,378,000
Term Loan A
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 550,000,000	600,000,000
Repayment of long-term debt		$ 200,000,000
Debt covenant, EBITDA to interest coverage ratio		2
Debt covenant, debt to capitalization ratio		60.00%
Default payment accelerated by a creditor, amount of indebtedness (or more)		$ 50,000,000
Default that permits a creditor to demand repayment, amount of indebtedness (or more)		$ 50,000,000
Term Loan A, Tranche 1
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 275,000,000
Term	3 years
Term Loan A, Tranche 2
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 275,000,000
Term	4 years